Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Cost and Fair Value of Investments

	December 31, 2019	December 31, 2018
	(in thousands)
Available for sale investments at start of year	$59,910	$77,589
Purchases	9,603	80,956
Sales and maturities	(21,686)	(99,865)
Interest on short term investments	1,065	1,329
Realized gain on sale of short term investments	55	56
Unrealized capital gain/(loss) – investments	681	(155)
Available for sale investments at end of year	$49,628	$59,910

Available For Sale Short Term Investments by Major Security Type
The following table represents our available for sale short term investments by major security type as of December 31, 2019:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	14.91	0.16	15.07	6.01	9.06
Corporate securities	32.57	0.08	32.65	29.64	3.01
Term deposits	1.91	—	1.91	0.68	1.23
Total (U.S.$ in millions)	$49.39	$0.24	$49.63	$36.33	$13.30